Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Money market accounts	$ 1,095	$ 906
Other receivables	360	263
Foreign exchange contracts		58
Financial assets at fair value through earnings	1,455	1,227
Financial assets at fair value through other comprehensive income	99	98
Derivatives used for hedging		65
Total assets	1,554	1,390
Liabilities
Derivatives used for hedging	(21)
Forward exchange contracts		(32)
Contingent consideration	(51)	(22)
Financial liabilities at fair value through earnings	(72)	(54)
Total liabilities	(72)	(54)
Level 1 [member]
Assets
Money market accounts	0	0
Other receivables	0	0
Foreign exchange contracts		0
Financial assets at fair value through earnings	0	0
Financial assets at fair value through other comprehensive income	1	33
Derivatives used for hedging		0
Total assets	1	33
Liabilities
Derivatives used for hedging	0
Forward exchange contracts		0
Contingent consideration	0	0
Financial liabilities at fair value through earnings	0	0
Total liabilities	0	0
Level 2 [member]
Assets
Money market accounts	1,095	906
Other receivables	0	0
Foreign exchange contracts		58
Financial assets at fair value through earnings	1,095	964
Financial assets at fair value through other comprehensive income	0	0
Derivatives used for hedging		65
Total assets	1,095	1,029
Liabilities
Derivatives used for hedging	(21)
Forward exchange contracts		(32)
Contingent consideration	0	0
Financial liabilities at fair value through earnings	(21)	(32)
Total liabilities	(21)	(32)
Level 3 [member]
Assets
Money market accounts	0	0
Other receivables	360	263
Foreign exchange contracts		0
Financial assets at fair value through earnings	360	263
Financial assets at fair value through other comprehensive income	98	65
Derivatives used for hedging		0
Total assets	458	328
Liabilities
Derivatives used for hedging	0
Forward exchange contracts		0
Contingent consideration	(51)	(22)
Financial liabilities at fair value through earnings	(51)	(22)
Total liabilities	$ (51)	$ (22)